Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 98.8%
Basic Materials — 2.1%
Chemicals — 2.1%
Mosaic Co.	81,332	$3,195,534
Total Basic Materials		3,195,534
Communications — 10.9%
Internet — 5.7%
Etsy, Inc.(1)	19,650	4,302,171
GoDaddy, Inc., Class A(1)	30,102	2,554,456
Zendesk, Inc.(1)	15,841	1,652,058
		8,508,685
Media — 1.8%
New York Times Co., Class A	57,654	2,784,688
Telecommunications — 3.4%
Arista Networks, Inc.(1)	35,646	5,124,112
Total Communications		16,417,485
Consumer, Cyclical — 15.6%
Apparel — 2.3%
Deckers Outdoor Corp.(1)	9,639	3,530,862
Distribution/Wholesale — 1.1%
Avient Corp.	28,851	1,614,214
Home Furnishings — 1.6%
Dolby Laboratories, Inc., Class A	25,323	2,411,256
Lodging — 2.9%
Hyatt Hotels Corp., Class A(1)	45,169	4,331,707
Retail — 5.9%
CarMax, Inc.(1)	24,548	3,196,886
Dick's Sporting Goods, Inc.	16,740	1,924,933
Lithia Motors, Inc., Class A	6,663	1,978,578
RH(1)	3,432	1,839,346
		8,939,743
Textiles — 1.8%
Mohawk Industries, Inc.(1)	14,768	2,690,434
Total Consumer, Cyclical		23,518,216
Consumer, Non-cyclical — 25.8%
Biotechnology — 10.3%
Amicus Therapeutics, Inc.(1)	173,941	2,009,019
Argenx SE, ADR(1)	4,452	1,559,046
Arrowhead Pharmaceuticals, Inc.(1)	46,075	3,054,772
BeiGene, Ltd., ADR(1)	6,250	1,693,312
Exelixis, Inc.(1)	109,153	1,995,317
Guardant Health, Inc.(1)	11,393	1,139,528
SpringWorks Therapeutics, Inc.(1)	27,556	1,707,921
Veracyte, Inc.(1)	25,868	1,065,762
Zentalis Pharmaceuticals, Inc.(1)	15,492	1,302,257
		15,526,934
Commercial Services — 2.0%
Insperity, Inc.	18,275	2,158,460

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Ritchie Bros Auctioneers, Inc.	13,327	$815,746
		2,974,206
Healthcare-Products — 7.0%
AtriCure, Inc.(1)	29,977	2,084,301
Inari Medical, Inc.(1)	15,621	1,425,729
iRhythm Technologies, Inc.(1)	30,661	3,608,493
Novocure, Ltd.(1)	13,655	1,025,217
Shockwave Medical, Inc.(1)	13,392	2,388,195
		10,531,935
Healthcare-Services — 3.3%
ICON PLC(1)	5,574	1,726,268
Molina Healthcare, Inc.(1)	10,016	3,185,889
		4,912,157
Pharmaceuticals — 3.2%
Bausch Health Cos., Inc.(1)	122,573	3,384,241
Neurocrine Biosciences, Inc.(1)	17,337	1,476,592
		4,860,833
Total Consumer, Non-Cyclical		38,806,065
Energy — 4.8%
Oil & Gas — 3.3%
Devon Energy Corp.	112,958	4,975,800
Oil & Gas Services — 1.5%
ChampionX Corp.(1)	110,030	2,223,706
Total Energy		7,199,506
Financial — 8.0%
Banks — 2.4%
Citizens Financial Group, Inc.	75,714	3,577,487
Diversified Financial Services — 4.3%
Invesco, Ltd.	118,528	2,728,515
Synchrony Financial	81,524	3,781,898
		6,510,413
Private Equity — 1.3%
Ares Management Corp., Class A	24,023	1,952,349
Total Financial		12,040,249
Industrial — 14.9%
Electrical Components & Equipment — 0.7%
Universal Display Corp.	6,804	1,122,864
Engineering & Construction — 4.5%
EMCOR Group, Inc.	20,445	2,604,489
Jacobs Engineering Group, Inc.	16,253	2,262,905
TopBuild Corp.(1)	7,032	1,940,199
		6,807,593
Hand/Machine Tools — 1.5%
Regal Rexnord Corp.	13,256	2,255,906
Machinery-Diversified — 4.0%
Cognex Corp.	23,480	1,825,805
Graco, Inc.	21,542	1,736,716
Nordson Corp.	9,911	2,529,981
		6,092,502

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Miscellaneous Manufacturing — 2.0%
AO Smith Corp.	34,231	$2,938,731
Packaging & Containers — 2.2%
Berry Global Group, Inc.(1)	43,855	3,235,622
Total Industrial		22,453,218
Technology — 16.7%
Computers — 4.9%
Fortinet, Inc.(1)	15,763	5,665,222
TTEC Holdings, Inc.	18,615	1,685,589
		7,350,811
Semiconductors — 5.3%
Entegris, Inc.	30,351	4,206,042
Power Integrations, Inc.	21,762	2,021,472
Semtech Corp.(1)	19,313	1,717,505
		7,945,019
Software — 6.5%
ACI Worldwide, Inc.(1)	40,779	1,415,031
Blackline, Inc.(1)	15,887	1,644,940
Jack Henry & Associates, Inc.	9,439	1,576,218
MongoDB, Inc., Class A(1)	3,840	2,032,704
Outset Medical, Inc.(1)	24,918	1,148,471
PubMatic, Inc., Class A(1)	60,617	2,064,009
		9,881,373
Total Technology		25,177,203
Total Common Stocks
(identified cost $93,546,783)		148,807,476
Total Investments — 98.8%
(identified cost $93,546,783)		148,807,476
Other Assets and Liabilities — 1.2%		1,799,132
Total Net Assets — 100.0%		$150,606,608

(1)	Non-income producing.

ADR – American Depositary Receipt

PLC – Public Limited Company

Fiera Capital International Equity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 99.1%
Australia — 2.6%
Commonwealth Bank of Australia	97,156	$7,139,146
Canada — 3.2%
Canadian National Railway Co.	71,487	8,782,893
Denmark — 6.2%
Chr Hansen Holding A/S	34,325	2,706,519
Novo Nordisk A/S, Class B	128,111	14,390,069
		17,096,588
France — 13.0%
Air Liquide SA	25,877	4,516,691
EssilorLuxottica SA	41,486	8,843,168
L'Oreal SA	23,477	11,143,824
LVMH Moet Hennessy Louis Vuitton SE	13,967	11,559,664
		36,063,347
Germany — 4.1%
Rational AG	3,561	3,641,853
SAP SE	54,550	7,676,894
		11,318,747
India — 2.1%
HDFC Bank, Ltd., ADR	90,517	5,889,941
Japan — 11.1%
FANUC Corp.	21,601	4,591,552
Keyence Corp.	21,620	13,593,752
Shimano, Inc.	27,521	7,329,376
Unicharm Corp.	118,911	5,173,483
		30,688,163
Sweden — 1.6%
Svenska Handelsbanken AB, Class A	421,408	4,554,557
Switzerland — 20.1%
Alcon, Inc.	63,323	5,585,426
Cie Financiere Richemont SA	40,161	6,001,456
Geberit AG	10,073	8,210,844
Nestle SA	119,151	16,635,543
Roche Holding AG	28,628	11,876,649
Schindler Holding AG	26,673	7,159,833
		55,469,751
Taiwan — 6.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	148,418	17,856,170
United Kingdom — 23.8%
Bunzl PLC	134,734	5,261,337
Diageo PLC	216,544	11,829,610
Howden Joinery Group PLC	556,809	6,792,045
InterContinental Hotels Group PLC (1)	121,598	7,868,977
Intertek Group PLC	87,061	6,634,454
London Stock Exchange Group PLC	86,229	8,088,345
Rotork PLC	959,762	4,640,322
Spirax-Sarco Engineering PLC	36,886	8,013,269
Unilever PLC	122,039	6,537,506
		65,665,865
United States — 4.8%
IHS Markit, Ltd.	99,335	13,203,608

Fiera Capital International Equity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $184,953,840)		$273,728,776
Total Investments — 99.1%
(identified cost $184,953,840)		273,728,776
Other Assets and Liabilities — 0.9%		2,347,319
Total Net Assets — 100.0%		$276,076,095

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital International Equity Fund

Industry Allocation

December 31, 2021 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$11,559,664	4.2%
Banks	17,583,644	6.4
Beverages	11,829,610	4.3
Building Materials	8,210,844	3.0
Chemicals	7,223,210	2.6
Commercial Services	19,838,062	7.2
Cosmetics/Personal Care	22,854,813	8.3
Distribution/Wholesale	5,261,337	1.9
Diversified Financial Services	8,088,346	2.9
Electronics	4,640,322	1.7
Food	16,635,543	6.0
Hand/Machine Tools	7,159,833	2.6
Healthcare-Products	14,428,594	5.2
Home Furnishings	10,433,898	3.8
Leisure Time	7,329,375	2.6
Lodging	7,868,977	2.8
Machinery-Diversified	26,198,573	9.5
Pharmaceuticals	26,266,718	9.5
Retail	6,001,456	2.2
Semiconductors	17,856,170	6.4
Software	7,676,894	2.8
Transportation	8,782,893	3.2
Total Common Stocks	273,728,776	99.1
Other Assets and Liabilities	2,347,319	0.9
Total Net Assets	$276,076,095	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 95.2%
France — 2.6%
LVMH Moet Hennessy Louis Vuitton SE	1,148	$950,132
India — 1.7%
HDFC Bank, Ltd., ADR	9,346	608,144
Japan — 3.4%
Keyence Corp.	1,942	1,221,048
Switzerland — 10.0%
Geberit AG	894	728,730
Nestle SA	8,997	1,256,137
Roche Holding AG	2,653	1,100,627
Schindler Holding AG	2,123	569,877
		3,655,371
Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,450	1,618,170
United Kingdom — 9.4%
Diageo PLC	19,715	1,077,013
InterContinental Hotels Group PLC (1)	9,566	619,045
Intertek Group PLC	7,369	561,552
Spirax-Sarco Engineering PLC	3,045	661,509
Unilever PLC	9,601	514,316
		3,433,435
United States — 63.7%
Alphabet, Inc., Class A (1)	808	2,340,808
AutoZone, Inc. (1)	626	1,312,340
Becton, Dickinson and Co.	3,404	856,038
Carrier Global Corp.	16,010	868,382
CME Group, Inc.	3,679	840,504
Graco, Inc.	8,932	720,098
Johnson & Johnson	7,165	1,225,717
Mastercard, Inc., Class A	3,985	1,431,890
Mettler-Toledo International, Inc. (1)	516	875,760
Microsoft Corp.	6,419	2,158,838
Moody's Corp.	6,043	2,360,275
MSCI, Inc.	1,914	1,172,689
NIKE, Inc., Class B	5,722	953,686
Oracle Corp.	10,948	954,775
Otis Worldwide Corp.	9,303	810,012
PepsiCo, Inc.	6,091	1,058,068
Sherwin-Williams Co.	3,698	1,302,288
TJX Cos., Inc.	12,798	971,624
UnitedHealth Group, Inc.	1,980	994,237
		23,208,029
Total Common Stocks
(identified cost $22,805,093)		34,694,329
Total Investments — 95.2%
(identified cost $22,805,093)		34,694,329
Other Assets and Liabilities — 4.8%		1,737,679
Total Net Assets — 100.0%		$36,432,008

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital Global Equity Fund

Industry Allocation

December 31, 2021 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,903,818	5.2%
Banks	608,144	1.7
Beverages	2,135,081	5.9
Building Materials	1,597,112	4.4
Chemicals	1,302,288	3.6
Commercial Services	2,921,827	8.0
Cosmetics/Personal Care	514,316	1.4
Diversified Financial Services	2,272,395	6.2
Electronics	875,760	2.4
Food	1,256,137	3.4
Hand/Machine Tools	569,877	1.6
Healthcare-Services	994,237	2.7
Internet	2,340,808	6.4
Lodging	619,045	1.7
Machinery-Diversified	3,412,667	9.4
Pharmaceuticals	3,182,381	8.7
Retail	2,283,964	6.3
Semiconductors	1,618,170	4.4
Software	4,286,302	11.8
Total Common Stocks	34,694,329	95.2
Other Assets and Liabilities	1,737,679	4.8
Total Net Assets	$36,432,008	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 99.4%
Basic Materials — 8.9%
Chemicals — 8.9%
Ecolab, Inc.	5,573	$1,307,370
Linde PLC	10,326	3,577,236
Sherwin-Williams Co.	12,693	4,469,967
Total Basic Materials		9,354,573
Communications — 10.0%
Internet — 7.7%
Alphabet, Inc., Class A(1)	2,825	8,184,138
Media — 2.3%
FactSet Research Systems, Inc.	4,915	2,388,739
Total Communications		10,572,877
Consumer, Cyclical — 15.0%
Apparel — 3.1%
NIKE, Inc., Class B	19,864	3,310,733
Retail — 11.9%
AutoZone, Inc.(1)	2,402	5,035,529
Lowe's Cos., Inc.	16,623	4,296,713
TJX Cos., Inc.	42,006	3,189,095
		12,521,337
Total Consumer, Cyclical		15,832,070
Consumer, Non-cyclical — 18.3%
Beverages — 4.2%
PepsiCo, Inc.	25,328	4,399,727
Cosmetics/Personal Care — 1.9%
Colgate-Palmolive Co.	23,819	2,032,714
Healthcare-Services — 5.3%
UnitedHealth Group, Inc.	11,229	5,638,530
Pharmaceuticals — 6.9%
Becton, Dickinson and Co.	11,180	2,811,546
Johnson & Johnson	26,198	4,481,692
		7,293,238
Total Consumer, Non-Cyclical		19,364,209
Financial — 14.9%
Banks — 1.6%
U.S. Bancorp	30,671	1,722,790
Diversified Financial Services — 13.3%
CME Group, Inc.	11,113	2,538,876
Mastercard, Inc., Class A	12,428	4,465,629
Moody's Corp.	18,020	7,038,252
		14,042,757
Total Financial		15,765,547

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Value
Industrial — 13.0%
Building Materials — 2.8%
Carrier Global Corp.	54,281	$2,944,201
Electronics — 2.6%
Mettler-Toledo International, Inc.(1)	1,618	2,746,086
Machinery-Diversified — 7.6%
Graco, Inc.	32,154	2,592,255
Middleby Corp.(1)	14,613	2,875,254
Otis Worldwide Corp.	29,913	2,604,525
		8,072,034
Total Industrial		13,762,321
Technology — 19.3%
Semiconductors — 3.0%
Analog Devices, Inc.	17,858	3,138,901
Software — 16.3%
Microsoft Corp.	30,073	10,114,151
MSCI, Inc.	6,609	4,049,268
Oracle Corp.	35,128	3,063,513
		17,226,932
Total Technology		20,365,833
Total Common Stocks
(identified cost $65,661,624)		105,017,430
Total Investments — 99.4%
(identified cost $65,661,624)		105,017,430
Other Assets and Liabilities — 0.6%		585,095
Total Net Assets — 100.0%		$105,602,525

(1)	Non-income producing.

PLC – Public Limited Company